Restatement of Previously Issued Financial Statements (Details) $ in Millions	1 Months Ended
Sep. 21, 2020 USD ($)
Tortoise Acquisition Corp. II [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Liabilities at fair value	$ 18.1